Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (13,479)	$ (10,774)
Other comprehensive income (loss) before reclassifications	1,506	4,204
Amounts reclassified from accumulated other comprehensive income	(270)	68
Other comprehensive income	1,236	4,272
Balance as of end of period	(12,243)	(6,502)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(24)	(107)
Other comprehensive income (loss) before reclassifications	793	863
Amounts reclassified from accumulated other comprehensive income	(270)	68
Other comprehensive income	523	931
Balance as of end of period	499	824
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(13,455)	(10,667)
Other comprehensive income (loss) before reclassifications	713	3,341
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income	713	3,341
Balance as of end of period	$ (12,742)	$ (7,326)